Premises And Equipment (Tables)	12 Months Ended
Dec. 31, 2013
Premises And Equipment [Abstract]
Summary Of Premises And Equipment

	2013	2012

Land and improvements	$2,728	$1,884
Buildings	13,083	11,655
Equipment	7,731	7,069

	23,542	20,608
Less accumulated depreciation	13,813	13,094

Premises and equipment, net	$9,729	$7,514